SEGMENT INFORMATION (Tables)	12 Months Ended
Oct. 31, 2018
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The profitability of each of the segments is measured after excluding share-based compensation expense, restructuring and related costs, amortization of acquisition-related balances, acquisition and integration costs, acquisition-related compensation expense, separation and related costs, northern California wildfire-related costs, goodwill impairment, legal settlement, gain on divestitures, interest income, interest expense and other items as noted in the reconciliations below.

	Communications Solutions Group	Electronic Industrial Solutions Group	Ixia Solutions Group	Total Segments
	(in millions)
Year ended October 31, 2018:
Total net revenue	$2,391	$1,071	$416	$3,878
Amortization of acquisition-related balances	1	—	35	36
Total segment revenue	$2,392	$1,071	$451	$3,914
Segment income from operations	$474	$245	$16	$735
Depreciation expense	$64	$23	$16	$103
Year ended October 31, 2017:
Total net revenue	$2,063	$929	$197	$3,189
Amortization of acquisition-related balances	1	—	59	60
Total segment revenue	$2,064	$929	$256	$3,249
Segment income from operations	$347	$209	$42	$598
Depreciation expense	$62	$23	$7	$92
Year ended October 31, 2016:
Total net revenue	$2,048	$870	$—	$2,918
Amortization of acquisition-related balances	12	—	$—	12
Total segment revenue	$2,060	$870	$—	$2,930
Segment income from operations	$340	$175	$—	$515
Depreciation expense	$63	$22	$—	$85

Reconciliation of Operating Profit (Loss) from Segments to Consolidated
The following table reconciles reportable segments' income from operations to our total enterprise income before taxes:

	Year Ended October 31,
	2018	2017	2016
	(in millions)
Total reportable segments' income from operations	$735	$598	$515
Share-based compensation expense	(59)	(56)	(49)
Restructuring and related costs	(17)	(11)	—
Amortization of acquisition-related balances	(265)	(256)	(56)
Acquisition and integration costs	(49)	(57)	(18)
Acquisition-related compensation expense	—	(28)	—
Separation and related costs	(2)	(20)	(24)
Northern California wildfire-related costs	(7)	(16)	—
Goodwill impairment	(709)	—	—
Legal settlement	(25)	—	—
Gain on divestitures	20	—	—
Other	(16)	(6)	7
Income (loss) from operations, as reported	(394)	148	375
Interest income	12	7	3
Interest expense	(83)	(80)	(47)
Other income (expense), net	54	104	35
Income (loss) before taxes, as reported	$(411)	$179	$366

Assets And Capital Expenditures Directly Managed By Each Segment
The following table presents assets and capital expenditures directly managed by each segment. Unallocated assets primarily consist of cash and cash equivalents, investments, long-term and other receivables and other assets.

	Communications Solutions Group	Electronic Industrial Solutions Group	Ixia Solutions Group	Total Segments
	(in millions)
As of October 31, 2018:
Assets	$2,115	$888	$1,327	$4,330
Capital expenditures	$90	$32	$10	$132
As of October 31, 2017:
Assets	$1,976	$866	$2,063	$4,905
Capital expenditures	$46	$19	$7	$72
The following table reconciles segment assets to our total assets:

	October 31,
	2018	2017
	(in millions)
Total reportable segments' assets	$4,330	$4,905
Cash and cash equivalents	913	818
Prepaid expenses	106	113
Other current assets	9	7
Investments	46	63
Long-term and other receivables	118	118
Other	302	(91)
Total assets	$5,824	$5,933

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas
The following table presents summarized information for net revenue and long-lived assets by geographic region. Revenues from external customers are generally attributed to countries based upon the location of the Keysight sales representative. Long lived assets consist of property, plant, and equipment, long-term receivables and other long-term assets excluding intangible assets. The rest of the world primarily consists of rest of Asia and Europe.

	United States	China	Japan	Rest of the World	Total
	(in millions)
Net revenue:
Year ended October 31, 2018	$1,398	$710	$342	$1,428	$3,878
Year ended October 31, 2017	$1,054	$608	$338	$1,189	$3,189
Year ended October 31, 2016	$1,009	$572	$323	$1,014	$2,918

	United States	Japan	Malaysia	UK	Rest of the World	Total
	(in millions)
Long-lived assets:
October 31, 2018	$310	$222	$72	$145	$121	$870
October 31, 2017	$280	$234	$73	$106	$126	$819